LEASES (Tables)	12 Months Ended
Jun. 30, 2025
LEASES
Schedule of future minimum payments required by the lease agreements

2026	118,597
2027	70,377
Total minimum lease payments	188,974
Less interest factor	(6,245)
Total operating lease liability	182,729
Less operating lease liability - current portion	(111,983)
Operating lease liability - long term portion	$70,746

Schedule of other information related to the company's operating leases

	June 30,	June 30,
	2025	2024

Operating lease ROU Asset - February 9, 2024	$179,267	$395,063
Increase	—	—
Decrease	—	(68,727)
Operating lease ROU Asset - Ending Balance	$179,267	$326,336

Operating lease liability - Short Term	$111,983	$149,499
Operating lease liability - Long Term	70,746	182,729
Operating lease liability - Total	$182,729	$332,228

Schedule of weighted-average remaining lease term and weighted-average discount rates related to the company's operating leases

	June 30,		June 30,
	2025		2024
Weighted average remaining lease term	1.58	years	2.35	years
Weighted average discount rate	5.00%		4.97%